Inventories (Tables)	9 Months Ended
Sep. 30, 2020
Inventories
Schedule of inventories

Inventories

in € THOUS

	September 30,	December 31,
	2020	2019

Finished goods	1,097,886	940,407
Health care supplies	443,026	399,585
Raw materials and purchased components	236,381	227,654
Work in process	119,724	95,632
Inventories	1,897,017	1,663,278